Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	As at December 31,
	2018	2017
	$ Thousands
Cash in banks	72,074	1,313,710
Time deposits	59,049	103,678
	131,123	1,417,388